T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 214
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 115
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 216
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 129
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 210,000 209
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 205,000 212
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.634%, 4/15/35 (1) 410,000 410
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 130
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 40
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 185
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 95,000 95
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 120
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.726%, 7/15/36 (1) 280,000 280
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.716%, 7/15/36 (1) 260,000 260
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 100
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 125,450 116
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 208,550 189
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 265,000 265
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 159,427 162
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 86,177 87
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 250,000 249
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 195,000 195
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 144
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 373
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 419
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 274
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 45
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 167
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 497

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  65,000 65
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 110
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 463
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 288,988 280
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 131,625 111
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 156
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 167
HPEFS Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 325,000 325
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 99
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 270,000 270
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 250,000 250
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 250,000 252

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, ARM
2.75%, 7/25/59 (1) 17 —
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 92
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 333
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 329,424 324
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 289,750 296
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 95,000 97
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.701%, 10/19/31 (1) 246,956 247
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.708%, 7/17/35 (1) 250,000 250
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  85,000 85
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.229%, 7/20/29 (1) 250,000 250
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 265,000 265
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 57,427 57
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 140,000 140

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36 (1) 250,000 251
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 100
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 100,000 93
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 4/15/37 (1)(2) 315,000 315
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 43,725 43
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 147
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 138
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 436
Santander Drive Auto Receivables Trust
Series 2024-1, Class A3
5.25%, 4/17/28  100,000 100
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 305,000 301
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 90,000 90
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 85,000 85
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 278,441 245
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 65
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 35
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 229,336 214

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.168%, 4/22/35 (1) 250,000 248
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 222,692 224
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 128
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.639%, 10/20/29 (1) 63,639 64
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 208
Total Asset-Backed Securities (Cost $15,386) 15,194
BOND MUTUAL FUNDS 7.3%
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.58% (3)(4) 585 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.25% (3)(4) 6,071,562 40,133
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.58% (3)(4) 1,621,236 15,353
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.24% (3)(4) 5,290,334 41,000
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.19% (3)(4) 8,095,540 68,003
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 0.58% (3)(4) 1,673,310 7,714
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.44% (3)(4) 9,218,942 69,050
Total Bond Mutual Funds (Cost $294,799) 241,259
COMMON STOCKS 70.5%
COMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 0.3%
KT (KRW)  82,241 2,413
Nippon Telegraph & Telephone (JPY)  6,412,900 7,799
10,212
Entertainment 0.6%
Electronic Arts  20,624 2,877
Liberty Media Corp-Liberty Live, Class C (5) 27,286 1,086
Netflix (5) 26,458 15,952

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sea, ADR (5) 20,221 981
20,896
Interactive Media & Services 2.8%
Alphabet, Class A (5) 48,407 6,702
Alphabet, Class C (5) 318,372 44,502
LY (JPY)  508,300 1,405
Meta Platforms, Class A  74,040 36,289
NAVER (KRW)  12,283 1,804
Tencent Holdings (HKD)  23,000 806
Vimeo (5) 118,967 570
92,078
Media 0.2%
CyberAgent (JPY)  253,000 1,776
WPP (GBP)  389,744 3,487
5,263
Wireless Telecommunication Services 0.5%
T-Mobile U.S.  93,012 15,189
Vodafone Group, ADR  212,155 1,897
17,086
Total Communication Services 145,535
CONSUMER DISCRETIONARY 7.5%
Automobile Components 0.4%
Autoliv, SDR (SEK)  31,083 3,610
Denso (JPY)  241,100 4,435
Dowlais Group (GBP)  782,051 899
Magna International  61,228 3,375
Stanley Electric (JPY)  64,300 1,103
13,422
Automobiles 0.7%
Honda Motor (JPY)  122,400 1,455
Suzuki Motor (JPY)  59,500 2,619
Tesla (5) 44,829 9,050
Toyota Motor (JPY)  353,700 8,519
21,643
Broadline Retail 2.2%
Alibaba Group Holding, ADR  11,589 858
Amazon.com (5) 384,038 67,882
Etsy (5) 6,400 459
Kohl's  15,808 440
Next (GBP)  34,370 3,614
Ollie's Bargain Outlet Holdings (5) 11,467 919

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Savers Value Village (5) 14,900 302
74,474
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (5) 14,497 1,665
Duolingo (5) 4,739 1,133
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(6) 13,478 3
Service Corp International  27,647 2,023
Strategic Education  12,812 1,419
6,243
Hotels, Restaurants & Leisure 1.7%
Airbnb, Class A (5) 24,882 3,918
Amadeus IT Group, Class A (EUR)  45,939 2,718
BJ's Restaurants (5) 24,630 863
Booking Holdings (5) 4,130 14,326
Cava Group (5) 33,597 1,962
Chipotle Mexican Grill (5) 1,916 5,152
Chuy's Holdings (5) 15,001 508
Compass Group (GBP)  205,692 5,644
DoorDash, Class A (5) 12,490 1,556
Dutch Bros, Class A (5) 28,049 817
Hilton Worldwide Holdings  29,631 6,054
Jack in the Box  5,718 417
McDonald's  25,856 7,557
Norwegian Cruise Line Holdings (5) 96,653 1,874
Papa John's International  25,891 1,861
Red Rock Resorts, Class A  14,413 836
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (5)(6)(7)(8) 90,236 395
Wyndham Hotels & Resorts  11,007 843
57,301
Household Durables 0.4%
Installed Building Products  3,380 808
Panasonic Holdings (JPY)  309,400 2,925
Persimmon (GBP)  114,169 1,967
Skyline Champion (5) 16,099 1,349
Sony Group (JPY)  53,600 4,618
11,667
Specialty Retail 1.4%
AutoZone (5) 1,043 3,135
Burlington Stores (5) 8,362 1,715
Caleres  22,151 855
Carvana (5) 29,602 2,248
Five Below (5) 3,467 696
Floor & Decor Holdings, Class A (5) 3,100 375

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Home Depot  17,348 6,603
Kingfisher (GBP)  1,289,198 3,823
Monro  23,935 803
O'Reilly Automotive (5) 3,934 4,278
RH (5) 2,951 810
Ross Stores  21,788 3,245
TJX  22,571 2,238
Tractor Supply  25,836 6,571
Ulta Beauty (5) 14,527 7,969
Warby Parker, Class A (5) 48,286 614
45,978
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont, Class A (CHF)  15,762 2,509
Kering (EUR)  6,489 2,989
Lululemon Athletica (5) 4,780 2,233
Moncler (EUR)  48,158 3,472
NIKE, Class B  11,194 1,163
Samsonite International (HKD) (5) 502,800 1,754
Skechers USA, Class A (5) 12,435 769
14,889
Total Consumer Discretionary 245,617
CONSUMER STAPLES 4.1%
Beverages 0.7%
Boston Beer, Class A (5) 3,961 1,221
Coca-Cola  163,866 9,835
Coca-Cola Consolidated  37 31
Diageo (GBP)  115,482 4,327
Heineken (EUR)  44,543 4,115
Keurig Dr Pepper  102,871 3,077
Kirin Holdings (JPY)  103,800 1,443
24,049
Consumer Staples Distribution & Retail 0.7%
Dollar General  22,208 3,227
Seven & i Holdings (JPY) (9) 308,700 4,600
Target  25,004 3,824
Walmart  207,122 12,139
Welcia Holdings (JPY) (9) 44,600 842
24,632
Food Products 1.1%
Barry Callebaut (CHF)  1,278 1,796
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220 (5)(6)(8) 11,919 62
Mondelez International, Class A  211,960 15,488

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nestle (CHF)  131,613 13,651
Post Holdings (5) 11,044 1,150
Simply Good Foods (5) 14,864 527
Utz Brands  45,084 798
Wilmar International (SGD)  1,153,300 2,848
36,320
Household Products 0.8%
Colgate-Palmolive  152,673 13,209
Procter & Gamble  91,852 14,599
27,808
Personal Care Products 0.8%
BellRing Brands (5) 33,832 1,927
Kenvue  579,094 11,003
L'Oreal (EUR)  10,535 5,032
Unilever (GBP)  191,345 9,344
27,306
Total Consumer Staples 140,115
ENERGY 3.5%
Energy Equipment & Services 1.0%
ChampionX  41,588 1,292
Expro Group Holdings (5) 33,236 595
Halliburton  421,128 14,769
Liberty Energy, Class A  47,917 1,024
NOV  33,817 572
Schlumberger  295,446 14,279
TechnipFMC  46,342 1,005
Weatherford International (5) 10,928 1,121
34,657
Oil, Gas & Consumable Fuels 2.5%
Antero Resources (5) 35,192 904
Chesapeake Energy  13,209 1,094
Chevron  12,751 1,938
ConocoPhillips  82,419 9,275
Diamondback Energy  55,162 10,068
DT Midstream  13,965 805
EQT  321,011 11,926
Equinor (NOK)  236,418 5,825
Exxon Mobil  54,318 5,677
Kimbell Royalty Partners  26,989 424
Kinder Morgan  92,485 1,608
Magnolia Oil & Gas, Class A  50,336 1,142
Matador Resources  11,100 701
Phillips 66  10,600 1,511

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pioneer Natural Resources  4,300 1,011
Range Resources  254,967 8,062
Shell, ADR  80,398 5,051
SM Energy  11,900 521
Southwestern Energy (5) 233,870 1,630
TotalEnergies (EUR)  127,974 8,157
Viper Energy  16,000 578
Williams  110,567 3,974
81,882
Total Energy 116,539
FINANCIALS 11.8%
Banks 3.7%
ANZ Group Holdings (AUD)  134,873 2,500
Bank of America  463,723 16,008
BankUnited  13,349 358
Blue Foundry Bancorp (5) 16,017 151
BNP Paribas (EUR)  48,095 2,887
Cadence Bank  36,454 1,009
Capitol Federal Financial  79,108 458
Citigroup  78,821 4,374
Columbia Banking System  41,007 742
CRB Group, Acquisition Date: 4/14/22, Cost $64 (5)(6)(8) 605 44
CrossFirst Bankshares (5) 32,271 415
DBS Group Holdings (SGD)  103,356 2,563
Dime Community Bancshares  20,662 387
DNB Bank (NOK)  316,302 6,334
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (5)(6)(8) 5,570 98
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (5)(6)(8) 2,736 48
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(6)(8) 831 6
East West Bancorp  37,146 2,706
Eastern Bankshares  41,681 539
Equity Bancshares, Class A  15,184 483
Erste Group Bank (EUR)  6,283 251
FB Financial  23,632 842
First Bancshares  21,720 539
Five Star Bancorp  17,232 409
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(6)(8) 9,254 28
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(6)(8) 1,736 1
HarborOne Bancorp  19,845 202
HDFC Bank (INR)  155,352 2,632

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Heritage Commerce  19,509 162
Home BancShares  26,163 614
ING Groep (EUR)  481,227 6,623
Intesa Sanpaolo (EUR)  916,092 2,917
JPMorgan Chase  142,631 26,538
Kearny Financial  32,148 204
Live Oak Bancshares  25,948 1,031
Mitsubishi UFJ Financial Group (JPY)  445,700 4,579
National Bank of Canada (CAD)  68,623 5,356
Origin Bancorp  22,381 668
Pacific Premier Bancorp  22,807 521
Pinnacle Financial Partners  14,909 1,233
PNC Financial Services Group  13,781 2,029
Popular  8,453 707
Prosperity Bancshares  11,300 705
SouthState  16,469 1,384
Standard Chartered (GBP)  252,672 2,136
Sumitomo Mitsui Trust Holdings (JPY)  77,516 1,571
Svenska Handelsbanken, Class A (SEK)  380,577 4,552
Texas Capital Bancshares (5) 11,132 653
United Overseas Bank (SGD)  185,400 3,858
Veritex Holdings  22,487 441
Wells Fargo  106,532 5,922
Western Alliance Bancorp  14,367 829
122,247
Capital Markets 1.5%
Bridgepoint Group (GBP)  423,310 1,383
Brookfield (CAD)  79,762 3,291
Cboe Global Markets  28,319 5,437
Charles Schwab  101,793 6,798
CME Group  15,920 3,508
Goldman Sachs Group  25,455 9,903
Julius Baer Group (CHF)  55,739 2,986
LPL Financial Holdings  19,558 5,239
Macquarie Group (AUD)  21,938 2,786
Morgan Stanley  23,832 2,051
MSCI  863 484
Onex (CAD)  10,089 751
P10, Class A  62,387 578
S&P Global  5,821 2,494
StepStone Group, Class A  22,610 785
Stifel Financial  6,600 501
TMX Group (CAD)  34,235 898
XP, Class A  54,265 1,283
51,156

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.3%
American Express  35,700 7,833
Encore Capital Group (5) 12,428 597
PRA Group (5) 12,654 323
8,753
Financial Services 2.9%
Adyen (EUR) (5) 1,662 2,630
ANT Group, Acquisition Date: 8/14/23, Cost $370 (5)(6)(8) 370,385 373
Berkshire Hathaway, Class B (5) 46,677 19,109
Challenger (AUD)  216,063 947
Corebridge Financial  66,200 1,644
Fiserv (5) 94,499 14,106
FleetCor Technologies (5) 7,440 2,078
Global Payments  29,543 3,832
Mastercard, Class A  28,432 13,498
Mitsubishi HC Capital (JPY)  233,400 1,613
PennyMac Financial Services  23,771 2,019
Toast, Class A (5) 33,218 764
Visa, Class A  120,956 34,187
96,800
Insurance 3.4%
AIA Group (HKD)  467,400 3,768
Allstate  57,787 9,218
Assurant  9,531 1,729
AXA (EUR)  243,853 8,682
Axis Capital Holdings  18,443 1,154
Chubb  29,022 7,304
Definity Financial (CAD)  46,618 1,576
First American Financial  18,128 1,059
Hanover Insurance Group  9,827 1,292
Hartford Financial Services Group  19,968 1,914
Mandatum (EUR) (5) 94,835 417
Marsh & McLennan  38,017 7,690
MetLife  157,396 10,977
Munich Re (EUR)  19,892 9,261
Ping An Insurance Group, Class H (HKD)  165,000 734
Progressive  51,373 9,738
RLI  4,000 586
Sampo, Class A (EUR)  98,562 4,410
Selective Insurance Group  22,268 2,326
Storebrand (NOK)  344,347 3,078
Sun Life Financial (CAD) (9) 77,704 4,127
Tokio Marine Holdings (JPY)  189,100 5,525
Travelers  41,320 9,130

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  507 895
Zurich Insurance Group (CHF)  10,287 5,473
112,063
Total Financials 391,019
HEALTH CARE 9.7%
Biotechnology 0.9%
AbbVie  13,329 2,347
Agios Pharmaceuticals (5) 10,146 328
Amgen  5,494 1,504
Apellis Pharmaceuticals (5) 11,388 706
Arcellx (5) 9,609 632
Argenx, ADR (5) 8,312 3,159
Arrowhead Pharmaceuticals (5) 11,000 353
Ascendis Pharma, ADR (5) 8,077 1,193
Avid Bioservices (5) 54,875 421
Biohaven (5) 6,600 318
Black Diamond Therapeutics (5) 28,145 145
Blueprint Medicines (5) 8,032 751
Bridgebio Pharma (5) 10,905 372
Cabaletta Bio (5) 15,612 357
CG oncology (5) 5,063 226
Crinetics Pharmaceuticals (5) 19,066 781
CRISPR Therapeutics (5) 4,208 354
Cytokinetics (5) 20,900 1,510
Fusion Pharmaceuticals (5) 20,100 240
Genmab (DKK) (5) 6,287 1,747
HilleVax (5) 15,390 279
Immatics (5) 31,177 390
Immunocore Holdings, ADR (5) 4,100 276
Insmed (5) 29,250 811
Ionis Pharmaceuticals (5) 18,115 819
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $5 (5)(6) 400 1
MacroGenics (5) 19,511 350
MoonLake Immunotherapeutics (5) 9,521 459
Prime Medicine (5) 17,937 155
Sana Biotechnology (5) 27,044 272
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(6) 2,126 19
Syndax Pharmaceuticals (5) 12,302 288
Tango Therapeutics (5) 23,147 258
Vaxcyte (5) 16,284 1,202
Vertex Pharmaceuticals (5) 10,264 4,319
Verve Therapeutics (5) 25,493 435
Xenon Pharmaceuticals (5) 8,269 390

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (5) 19,795 295
28,462
Health Care Equipment & Supplies 1.4%
Alcon (CHF)  29,164 2,487
Align Technology (5) 962 291
Elekta, Class B (SEK) (9) 242,321 1,754
EssilorLuxottica (EUR)  16,798 3,567
GE HealthCare Technologies  60,363 5,510
Haemonetics (5) 10,562 771
Hologic (5) 17,241 1,272
Intuitive Surgical (5) 20,491 7,901
Koninklijke Philips (EUR) (5) 143,894 2,899
Masimo (5) 13,299 1,710
Medtronic  33,641 2,804
Neogen (5) 54,680 940
Outset Medical (5) 35,503 112
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(6)(8) 70,144 28
Penumbra (5) 710 167
PROCEPT BioRobotics (5) 28,273 1,367
QuidelOrtho (5) 18,996 866
RxSight (5) 6,876 375
Siemens Healthineers (EUR)  80,269 4,818
STERIS  14,956 3,483
Stryker  8,718 3,043
Teleflex  2,446 545
46,710
Health Care Providers & Services 2.9%
Alignment Healthcare (5) 73,947 444
Cencora  66,319 15,625
Cigna Group  12,180 4,094
Elevance Health  45,641 22,877
Fresenius (EUR)  91,335 2,558
HCA Healthcare  15,618 4,868
Humana  6,203 2,173
Molina Healthcare (5) 18,100 7,130
NeoGenomics (5) 76,397 1,192
Privia Health Group (5) 52,440 1,170
Tenet Healthcare (5) 36,870 3,429
U.S. Physical Therapy  7,623 810
UnitedHealth Group  57,459 28,362
94,732
Health Care Technology 0.1%
Certara (5) 37,021 625

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veeva Systems, Class A (5) 5,405 1,219
1,844
Life Sciences Tools & Services 1.2%
10X Genomics, Class A (5) 21,525 1,004
Agilent Technologies  35,030 4,812
Azenta (5) 3,741 244
Bruker  21,130 1,828
Danaher  29,421 7,448
Evotec (EUR) (5) 68,632 1,012
Pacific Biosciences of California (5) 95,758 529
Repligen (5) 3,653 709
Sotera Health (5) 46,952 705
Thermo Fisher Scientific  38,049 21,695
39,986
Pharmaceuticals 3.2%
Astellas Pharma (JPY)  382,800 4,184
AstraZeneca, ADR  241,357 15,485
Bayer (EUR)  68,466 2,069
Bristol-Myers Squibb  12,300 624
Elanco Animal Health (5) 51,768 823
Eli Lilly  33,602 25,325
EyePoint Pharmaceuticals (5) 9,081 247
GSK, ADR  45,896 1,923
Johnson & Johnson  44,595 7,197
Merck  103,744 13,191
Novartis (CHF)  77,457 7,815
Novo Nordisk, Class B (DKK)  73,911 8,822
Otsuka Holdings (JPY)  35,000 1,420
Roche Holding (CHF)  26,418 6,907
Sanofi (EUR)  79,558 7,583
Structure Therapeutics, ADR (5) 9,713 394
Zoetis  13,586 2,695
106,704
Total Health Care 318,438
INDUSTRIALS & BUSINESS SERVICES 8.1%
Aerospace & Defense 0.8%
Cadre Holdings  10,304 370
General Dynamics  41,928 11,457
L3Harris Technologies  21,928 4,641
Leonardo DRS (5) 35,869 815
Melrose Industries (GBP)  543,125 4,362
Safran (EUR)  23,911 5,014
TransDigm Group  1,200 1,413
28,072

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.3%
AAON  11,400 957
AZZ  27,409 1,996
Carrier Global  61,512 3,419
CSW Industrials  5,003 1,153
Zurn Elkay Water Solutions  27,917 886
8,411
Commercial Services & Supplies 0.4%
Casella Waste Systems, Class A (5) 13,207 1,190
Cintas  1,480 930
Element Fleet Management (CAD)  286,928 4,789
Rentokil Initial (GBP)  189,930 1,057
Stericycle (5) 17,533 954
Tetra Tech  4,362 773
Veralto  24,413 2,110
VSE  11,578 858
12,661
Construction & Engineering 0.1%
API Group (5) 7,400 260
Arcosa  7,835 650
WillScot Mobile Mini Holdings (5) 18,777 897
Worley (AUD)  275,899 3,005
4,812
Electrical Equipment 1.0%
ABB (CHF)  141,282 6,519
AMETEK  58,697 10,576
Legrand (EUR)  43,522 4,408
Mitsubishi Electric (JPY)  324,700 5,172
Prysmian (EUR)  92,039 4,593
Rockwell Automation  3,909 1,114
Thermon Group Holdings (5) 29,197 797
33,179
Ground Transportation 1.1%
Central Japan Railway (JPY)  71,000 1,785
CSX  421,675 15,998
Landstar System  3,968 755
Norfolk Southern  14,057 3,562
Old Dominion Freight Line  14,758 6,530
Saia (5) 4,054 2,333
Union Pacific  25,134 6,376
37,339
Industrial Conglomerates 1.3%
DCC (GBP)  36,556 2,598

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  78,262 12,279
Honeywell International  32,920 6,542
Roper Technologies  6,313 3,439
Siemens (EUR)  96,869 19,177
44,035
Machinery 1.8%
ATS (5) 6,156 232
Caterpillar  500 167
Crane  6,714 816
Cummins  46,438 12,474
Deere  4,799 1,752
Dover  10,381 1,717
Enerpac Tool Group  28,581 963
Enpro  5,802 904
Esab  9,866 978
ESCO Technologies  7,123 726
Federal Signal  24,630 2,017
Graco  12,753 1,164
Helios Technologies  6,762 298
IDEX  30,986 7,310
Ingersoll Rand  20,178 1,843
John Bean Technologies  10,175 1,032
KION Group (EUR)  43,218 2,184
Marel (ISK)  34,736 120
Mueller Water Products, Class A  61,780 961
RBC Bearings (5) 6,952 1,897
Sandvik (SEK)  163,150 3,674
SMC (JPY)  2,700 1,630
Spirax-Sarco Engineering (GBP)  4,872 636
SPX Technologies (5) 16,781 1,966
THK (JPY)  67,300 1,483
Toro  7,717 712
Westinghouse Air Brake Technologies  81,026 11,448
61,104
Passenger Airlines 0.0%
Allegiant Travel  1,654 120
120
Professional Services 0.7%
ASGN (5) 4,602 457
Booz Allen Hamilton Holding  36,028 5,322
Broadridge Financial Solutions  20,861 4,247
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(6)(8) 11,790 51
Clarivate (5) 77,855 559
Legalzoom.com (5) 37,140 460

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NV5 Global (5) 4,859 494
Parsons (5) 23,729 1,913
Paycor HCM (5) 52,870 1,117
Recruit Holdings (JPY)  85,900 3,465
TechnoPro Holdings (JPY)  93,600 1,874
Teleperformance (EUR)  12,813 1,591
21,550
Trading Companies & Distributors 0.6%
Ashtead Group (GBP)  63,041 4,534
Beacon Roofing Supply (5) 15,355 1,319
Bunzl (GBP)  64,360 2,565
Ferguson  7,400 1,565
Mitsubishi (JPY)  179,400 3,848
MSC Industrial Direct, Class A  5,903 596
Rush Enterprises, Class A  15,651 762
SiteOne Landscape Supply (5) 10,575 1,782
Sumitomo (JPY)  162,700 3,819
Transcat (5) 1,845 194
20,984
Total Industrials & Business Services 272,267
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 0.1%
LM Ericsson, Class B (SEK)  571,572 3,104
3,104
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A  86,781 9,480
Cognex  9,500 375
CTS  18,427 821
Hamamatsu Photonics (JPY)  49,600 1,783
Keysight Technologies (5) 13,800 2,129
Largan Precision (TWD)  12,000 985
Littelfuse  3,177 757
Mirion Technologies (5) 129,299 1,264
Murata Manufacturing (JPY)  153,800 3,099
Napco Security Technologies  18,381 828
Novanta (5) 5,788 1,001
Omron (JPY)  30,800 1,145
PAR Technology (5) 45,457 1,992
TE Connectivity  74,114 10,640
Teledyne Technologies (5) 4,311 1,842
Vontier  17,809 766
38,907

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.5%
Accenture, Class A  12,950 4,854
MongoDB (5) 6,500 2,909
NTT Data Group (JPY)  342,500 5,578
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $22 (5)(6)
(8) 458 34
Shopify, Class A (5) 38,799 2,963
Snowflake, Class A (5) 5,418 1,020
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (5)(6)(8) 2,720 53
17,411
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices (5) 21,883 4,213
Allegro MicroSystems (5) 21,442 675
Analog Devices  48,971 9,394
Applied Materials  64,464 12,997
ASML Holding (EUR)  13,361 12,680
ASML Holding  7,067 6,725
Broadcom  6,891 8,962
Entegris  14,478 1,945
Intel  90,730 3,906
KLA  11,186 7,632
Lam Research  5,537 5,195
Lattice Semiconductor (5) 26,443 2,026
MACOM Technology Solutions Holdings (5) 15,437 1,364
Micron Technology  133,146 12,064
Monolithic Power Systems  4,373 3,149
NVIDIA  92,701 73,338
NXP Semiconductors  70,529 17,613
Onto Innovation (5) 12,471 2,297
QUALCOMM  71,800 11,329
Renesas Electronics (JPY)  124,800 2,062
Taiwan Semiconductor Manufacturing (TWD)  536,759 11,763
Taiwan Semiconductor Manufacturing, ADR  15,373 1,978
Texas Instruments  50,327 8,421
Tokyo Electron (JPY)  22,600 5,607
227,335
Software 5.5%
Adobe (5) 5,186 2,906
Agilysys (5) 7,267 565
Altair Engineering, Class A (5) 12,440 1,058
Amplitude, Class A (5) 73,290 869
Appfolio, Class A (5) 2,200 533
Atlassian, Class A (5) 7,368 1,528
BILL Holdings (5) 12,855 814
Braze, Class A (5) 6,200 353

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Design Systems (5) 14,536 4,424
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (5)(6)(8) 480 512
CCC Intelligent Solutions Holdings (5) 46,819 548
Confluent, Class A (5) 24,035 814
Crowdstrike Holdings, Class A (5) 4,085 1,324
Datadog, Class A (5) 7,629 1,003
Descartes Systems Group (5) 19,460 1,687
DoubleVerify Holdings (5) 45,826 1,416
Envestnet (5) 15,173 782
Five9 (5) 9,400 573
Fortinet (5) 64,418 4,452
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(6)(8) 9,216 142
Intapp (5) 26,069 1,023
Intuit  8,827 5,851
Manhattan Associates (5) 2,921 740
Microsoft  284,426 117,650
Salesforce (5) 8,174 2,524
SAP (EUR)  41,203 7,721
ServiceNow (5) 15,927 12,285
Socure, Acquisition Date: 12/22/21, Cost $46 (5)(6)(8) 2,872 18
Synopsys (5) 10,937 6,275
Varonis Systems (5) 10,100 513
Workiva (5) 14,764 1,272
182,175
Technology Hardware, Storage & Peripherals 2.2%
Apple  361,723 65,381
Samsung Electronics (KRW)  125,270 6,914
72,295
Total Information Technology 541,227
MATERIALS 2.4%
Chemicals 1.2%
Air Liquide (EUR)  25,831 5,250
Akzo Nobel (EUR)  38,645 2,817
Asahi Kasei (JPY)  259,900 1,808
BASF (EUR)  49,760 2,535
Covestro (EUR) (5) 51,931 2,826
Element Solutions  111,301 2,616
HB Fuller  11,226 893
Johnson Matthey (GBP)  92,932 1,811
Linde  29,407 13,198
Mosaic  37,000 1,153
Nutrien  20,592 1,076
Quaker Chemical  3,305 663
Sherwin-Williams  6,991 2,321

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Umicore (EUR)  73,375 1,536
40,503
Construction Materials 0.1%
Martin Marietta Materials  5,537 3,199
3,199
Containers & Packaging 0.1%
Amcor, CDI (AUD)  97,971 873
Sealed Air  21,000 732
1,605
Metals & Mining 0.9%
Antofagasta (GBP)  156,719 3,601
BHP Group (AUD)  80,794 2,316
BHP Group (GBP)  116,052 3,331
Constellium (5) 78,033 1,513
ERO Copper (CAD) (5)(9) 49,031 835
Franco-Nevada  16,400 1,720
Freeport-McMoRan  108,609 4,106
IGO (AUD)  292,967 1,511
Pilbara Minerals (AUD)  961,599 2,626
Royal Gold  6,820 700
South32 (AUD)  730,548 1,399
Southern Copper  59,777 4,834
Wheaton Precious Metals  48,279 1,989
30,481
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  206,056 2,606
West Fraser Timber (CAD)  9,658 777
3,383
Total Materials 79,171
REAL ESTATE 1.1%
Health Care Real Estate Investment Trusts 0.0%
Healthcare Realty Trust, REIT  43,483 599
599
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  11,949 2,099
Prologis, REIT  19,671 2,621
Rexford Industrial Realty, REIT  24,738 1,259
Terreno Realty, REIT  11,303 727
6,706
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  215,680 986
986

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.3%
Colliers International Group  7,894 917
DigitalBridge Group  66,006 1,213
FirstService  12,420 2,048
Mitsui Fudosan (JPY)  184,500 5,009
9,187
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  39,605 2,666
Flagship Communities REIT  15,411 244
Independence Realty Trust, REIT  69,329 1,015
3,925
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  1,521,426 3,079
3,079
Specialized Real Estate Investment Trusts 0.4%
CubeSmart, REIT  31,750 1,385
Public Storage, REIT  30,235 8,583
Weyerhaeuser, REIT  116,732 4,013
13,981
Total Real Estate 38,463
UTILITIES 1.4%
Electric Utilities 0.8%
Constellation Energy  102,455 17,259
IDACORP  13,390 1,180
MGE Energy  6,164 389
NextEra Energy  86,734 4,787
OGE Energy  24,014 790
PNM Resources  28,396 1,037
Southern  7,466 502
25,944
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  258,000 970
Chesapeake Utilities  15,821 1,614
ONE Gas  1,622 97
2,681
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  125,400 2,060
2,060
Multi-Utilities 0.4%
Ameren  59,563 4,240
Engie (EUR)  393,039 6,307

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Grid (GBP)  313,453 4,102
14,649
Water Utilities 0.0%
California Water Service Group  20,101 922
Middlesex Water  4,852 247
1,169
Total Utilities 46,503
Total Miscellaneous Common Stocks  0.2% (10) 6,063
Total Common Stocks (Cost $1,353,068) 2,340,957
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(6)(7)
(8) 17,718 78
78
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(6)(8) 41,545 41
41
Total Consumer Discretionary 119
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (5)(6)(8) 32 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (5)(6)
(8) 2,133 156
Total Financials 156
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (5)(6)(8) 38,898 141
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (5)(6)(8) 22,236 81
222
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(6)(8) 118,345 101
101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(6)(8) 92,428 108
108
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (5)(6)(8) 10,046 90
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (5)(6)(8) 14,444 42
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160 (5)(6)(8) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(6)(8) 5,896 358
1,205
Total Health Care 1,636
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (5)(6)(8) 2,868 100
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(6)(8) 50,717 247
347
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(6)(8) 9,815 63
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (5)(6)(8) 3,669 23
86
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (5)(6)(8) 6,676 19
19
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(6)(8) 14,736 64
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(6)(8) 26,046 112
176
Total Industrials & Business Services 628
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(6)(8) 6,732 48
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(6)(8) 2,367 17
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(6)(8) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (5)(6)
(8) 3,321 242
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (5)(6)
(8) 204 15

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (5)(6)(8) 610 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(8) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2 (5)
(6)(8) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (5)(6)(8) 7,740 151
488
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(6)(8) 30 32
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(6)(8) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)(6)(8) 4,398 323
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (5)(6)
(8) 10,416 766
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (5)(6)(8) 1,201 88
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (5)(6)(8) 12,516 193
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271 (5)
(6)(8) 20,748 85
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(6)(8) 5,932 24
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(6)(8) 23,436 120
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127 (5)(6)(8) 20,060 144
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (5)(6)(8) 1,875 13
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (5)(6)(8) 3,491 22
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (5)(6)(8) 2,865 18
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (5)(6)(8) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (5)(6)(8) 6,640 42
1,872
Total Information Technology 2,360
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(6)(8) 3,356 160
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(6)(8) 5,247 107
267

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(6)(8) 5,255 225
225
Total Materials 492
Total Convertible Preferred Stocks (Cost $6,376) 5,391
CORPORATE BONDS 2.0%
AbbVie, 3.20%, 11/21/29  1,105,000 1,013
AbbVie, 4.05%, 11/21/39  355,000 314
AbbVie, 4.50%, 5/14/35  302,000 289
AbbVie, 4.875%, 11/14/48  292,000 276
AbbVie, 5.05%, 3/15/34  335,000 338
AbbVie, 5.35%, 3/15/44  65,000 66
AbbVie, 5.40%, 3/15/54  285,000 291
AbbVie, 5.50%, 3/15/64  165,000 168
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 221
AerCap Ireland Capital, 3.30%, 1/30/32  365,000 308
AerCap Ireland Capital, 5.10%, 1/19/29  150,000 148
AES, 5.45%, 6/1/28  95,000 95
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 34
Ally Financial, 4.75%, 6/9/27  50,000 49
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Electric Power, 5.20%, 1/15/29  170,000 170
American Express, VR, 5.098%, 2/16/28 (11) 200,000 199
American Honda Finance, 5.65%, 11/15/28  200,000 206
American Tower, 5.25%, 7/15/28  50,000 50
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  335,000 343
Aon, 2.80%, 5/15/30  80,000 69
AT&T, 3.50%, 9/15/53  159,000 110
Athene Global Funding, 5.684%, 2/23/26 (1) 335,000 334
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  250,000 239
Baltimore Gas & Electric, 5.40%, 6/1/53  105,000 104
Bank of America, VR, 1.898%, 7/23/31 (11) 1,695,000 1,375
Bank of America, VR, 1.922%, 10/24/31 (11) 460,000 369
Bank of America, VR, 3.559%, 4/23/27 (11) 90,000 86
Bank of America, VR, 4.271%, 7/23/29 (11) 330,000 318
Bank of America, VR, 5.819%, 9/15/29 (11) 710,000 722
Bank of New York Mellon, VR, 6.317%, 10/25/29 (11) 230,000 241
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 260,000 282
Barclays, VR, 2.852%, 5/7/26 (11) 200,000 193
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 199
Barclays, VR, 6.692%, 9/13/34 (11) 365,000 382
BAT Capital, 2.259%, 3/25/28  80,000 71

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAT Capital, 6.00%, 2/20/34  130,000 129
BAT Capital, 6.343%, 8/2/30  45,000 46
BAT Capital, 7.079%, 8/2/43  110,000 115
BAT Capital, 7.081%, 8/2/53  170,000 176
BAT International Finance, 1.668%, 3/25/26  35,000 32
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 200,000 201
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 277
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 101
Becton Dickinson & Company, 3.70%, 6/6/27  140,000 134
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 65
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 199
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 214
BNP Paribas, VR, 5.497%, 5/20/30 (1)(11) 305,000 304
BNP Paribas, VR, 5.738%, 2/20/35 (1)(11) 305,000 303
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 177
Boardwalk Pipelines, 4.45%, 7/15/27  20,000 19
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 252
Boeing, 3.25%, 2/1/28  55,000 51
Boeing, 5.04%, 5/1/27  320,000 316
Booz Allen Hamilton, 5.95%, 8/4/33  95,000 98
Boston Gas, 6.119%, 7/20/53 (1) 75,000 76
Bristol-Myers Squibb, 5.10%, 2/22/31  125,000 126
Bristol-Myers Squibb, 5.20%, 2/22/34  260,000 262
Bristol-Myers Squibb, 5.55%, 2/22/54  105,000 106
Bristol-Myers Squibb, 5.65%, 2/22/64  140,000 142
Bristol-Myers Squibb, 6.25%, 11/15/53  162,000 180
Brixmor Operating Partnership, 4.05%, 7/1/30  57,000 52
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 472
Broadcom, 2.60%, 2/15/33 (1) 175,000 140
Broadcom, 3.419%, 4/15/33 (1) 240,000 204
Broadcom, 3.875%, 1/15/27  50,000 48
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 260,000 264
CaixaBank, VR, 6.684%, 9/13/27 (1)(11) 225,000 229
CaixaBank, VR, 6.84%, 9/13/34 (1)(11) 265,000 278
Capital One Financial, 3.65%, 5/11/27  55,000 52
Capital One Financial, 3.75%, 3/9/27  50,000 48
Capital One Financial, VR, 2.359%, 7/29/32 (11) 112,000 85
Capital One Financial, VR, 3.273%, 3/1/30 (11) 130,000 116
Capital One Financial, VR, 5.247%, 7/26/30 (11) 75,000 73
Capital One Financial, VR, 5.468%, 2/1/29 (11) 410,000 408
Capital One Financial, VR, 5.70%, 2/1/30 (11) 105,000 105
Capital One Financial, VR, 6.051%, 2/1/35 (11) 135,000 136
Capital One Financial, VR, 6.312%, 6/8/29 (11) 45,000 46
Capital One Financial, VR, 7.624%, 10/30/31 (11) 45,000 49
Carrier Global, 2.493%, 2/15/27  50,000 46
Carrier Global, 5.80%, 11/30/25  65,000 66

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)(12) 284,760 272
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)(12) 428,985 400
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 510,613 495
Celanese U.S. Holdings, 6.05%, 3/15/25  36,000 36
Celanese U.S. Holdings, 6.165%, 7/15/27  50,000 51
Centene, 2.50%, 3/1/31  260,000 213
Centene, 2.625%, 8/1/31  685,000 561
Centene, 4.25%, 12/15/27  50,000 48
Centene, 4.625%, 12/15/29  231,000 219
Charter Communications Operating, 3.75%, 2/15/28  130,000 120
Charter Communications Operating, 5.25%, 4/1/53  42,000 32
Charter Communications Operating, 6.484%, 10/23/45  50,000 46
Charter Communications Operating, 6.65%, 2/1/34  290,000 290
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  120,000 119
Cheniere Energy, 4.625%, 10/15/28  100,000 96
Citigroup, 4.45%, 9/29/27  75,000 73
Citigroup, VR, 3.07%, 2/24/28 (11) 280,000 263
Citigroup, VR, 3.106%, 4/8/26 (11) 110,000 107
Citigroup, VR, 4.658%, 5/24/28 (11) 70,000 69
Citigroup, VR, 5.61%, 9/29/26 (11) 315,000 315
Citigroup, VR, 5.827%, 2/13/35 (11) 840,000 822
CNO Financial Group, 5.25%, 5/30/25  79,000 78
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 235
Comcast, 3.25%, 11/1/39  300,000 230
Continental Resources, 4.375%, 1/15/28  50,000 48
Corebridge Financial, 3.65%, 4/5/27  50,000 48
Corebridge Financial, 3.85%, 4/5/29  50,000 46
Corebridge Financial, 3.90%, 4/5/32  245,000 215
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 49
Crown Castle, 2.25%, 1/15/31  585,000 477
Crown Castle, 3.80%, 2/15/28  50,000 47
Crown Castle, 4.80%, 9/1/28  50,000 49
Crown Castle, 5.60%, 6/1/29  185,000 186
Crown Castle, 5.80%, 3/1/34  120,000 121
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 346
CVS Health, 3.25%, 8/15/29  75,000 68
CVS Health, 4.30%, 3/25/28  55,000 53
CVS Health, 5.05%, 3/25/48  491,000 437
CVS Health, 5.625%, 2/21/53  225,000 218
CVS Health, 5.875%, 6/1/53  125,000 125
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150,000 150
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 150
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 149
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 260,000 254
Danske Bank, VR, 3.773%, 3/28/25 (1)(11) 200,000 199
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 200,000 200

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deutsche Bank, VR, 3.961%, 11/26/25 (11) 170,000 167
Diamondback Energy, 6.25%, 3/15/53  115,000 122
Dollar General, 3.875%, 4/15/27  55,000 53
Dollar General, 5.45%, 7/5/33  240,000 239
DTE Energy, 4.875%, 6/1/28  45,000 44
DTE Energy, 5.10%, 3/1/29  340,000 336
Duke Energy, 5.00%, 8/15/52  295,000 263
Duke Energy, 6.10%, 9/15/53  310,000 321
Edison International, 4.95%, 4/15/25  15,000 15
Edison International, 6.95%, 11/15/29  45,000 48
Elevance Health, 5.125%, 2/15/53  115,000 109
Enbridge, 6.20%, 11/15/30  75,000 79
Enbridge, 6.70%, 11/15/53  120,000 135
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 210
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  465,000 450
Energy Transfer, 5.55%, 5/15/34  130,000 128
Energy Transfer, 5.95%, 5/15/54  85,000 83
Energy Transfer, 6.40%, 12/1/30  160,000 168
Energy Transfer, 6.55%, 12/1/33  80,000 85
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 225,000 207
Equitable Holdings, 4.35%, 4/20/28  575,000 554
Exelon, 5.15%, 3/15/28  45,000 45
Exelon, 5.45%, 3/15/34  125,000 124
Exelon, 5.60%, 3/15/53  380,000 370
Fifth Third Bancorp, 2.375%, 1/28/25  50,000 49
Fifth Third Bancorp, 2.55%, 5/5/27  25,000 23
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 77
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 80,000 79
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 170,000 175
Fiserv, 4.20%, 10/1/28  50,000 48
Ford Motor, 9.625%, 4/22/30  40,000 47
Ford Motor Credit, 5.80%, 3/5/27  380,000 378
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Ford Motor Credit, 7.122%, 11/7/33  200,000 213
Freeport-McMoRan, 4.375%, 8/1/28  99,000 94
Freeport-McMoRan, 5.00%, 9/1/27  22,000 21
General Motors Financial, 4.00%, 10/6/26  50,000 48
General Motors Financial, 5.40%, 5/8/27  200,000 200
General Motors Financial, 5.80%, 6/23/28  90,000 91
Georgia Power, 4.95%, 5/17/33  240,000 235
Georgia Power, 5.25%, 3/15/34  165,000 164
GLP Capital, 3.35%, 9/1/24  60,000 59
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 644
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 261
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 100,000 96

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 315,000 308
HCA, 2.375%, 7/15/31  100,000 81
HCA, 3.125%, 3/15/27  115,000 108
HCA, 3.375%, 3/15/29  45,000 41
HCA, 3.50%, 9/1/30  249,000 222
HCA, 4.50%, 2/15/27  50,000 49
HCA, 5.375%, 9/1/26  95,000 95
HCA, 5.875%, 2/15/26  85,000 85
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 72
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 238
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 200,000 191
HSBC Holdings, VR, 4.755%, 6/9/28 (11) 285,000 278
Humana, 4.875%, 4/1/30  230,000 226
Humana, 5.95%, 3/15/34  135,000 140
Hyundai Capital America, 5.25%, 1/8/27 (1) 80,000 80
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 50
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 70
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 99
Indiana Michigan Power, 5.625%, 4/1/53  20,000 20
ING Groep, VR, 6.114%, 9/11/34 (11) 400,000 413
Intercontinental Exchange, 4.35%, 6/15/29  250,000 242
Interpublic Group, 4.65%, 10/1/28  110,000 107
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 66
IQVIA, 6.25%, 2/1/29  195,000 201
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 295,000 269
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 60
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 110,000 97
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 485,000 421
JPMorgan Chase, VR, 3.54%, 5/1/28 (11) 120,000 114
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 140,000 140
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 130,000 129
Kilroy Realty, 3.45%, 12/15/24  470,000 461
Las Vegas Sands, 3.50%, 8/18/26  95,000 89
Lowe's, 4.25%, 4/1/52  59,000 47
Lowe's, 5.625%, 4/15/53  80,000 79
Lowe's, 5.75%, 7/1/53  80,000 81
LSEGA Financing, 2.00%, 4/6/28 (1) 750,000 667
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 168
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 149
Marriott International, 5.00%, 10/15/27  178,000 177
Mars, 4.75%, 4/20/33 (1) 220,000 214
Marsh & McLennan, 2.25%, 11/15/30  85,000 72
Marsh & McLennan, 5.70%, 9/15/53  285,000 296
Mattel, 5.875%, 12/15/27 (1) 215,000 214
Meta Platforms, 5.60%, 5/15/53  310,000 321
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 150,000 148

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Micron Technology, 4.185%, 2/15/27  70,000 68
Micron Technology, 5.30%, 1/15/31  155,000 153
Micron Technology, 5.327%, 2/6/29  115,000 115
Micron Technology, 6.75%, 11/1/29  155,000 164
MidAmerican Energy, 5.85%, 9/15/54  90,000 95
Morgan Stanley, VR, 2.699%, 1/22/31 (11) 55,000 47
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 345,000 343
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 225,000 224
MPLX, 4.125%, 3/1/27  50,000 48
Mylan, 4.55%, 4/15/28  100,000 96
Netflix, 4.625%, 5/15/29 (EUR)  290,000 328
NextEra Energy Capital Holdings, 2.44%, 1/15/32  205,000 167
NextEra Energy Capital Holdings, 5.25%, 2/28/53  95,000 89
NextEra Energy Capital Holdings, 5.749%, 9/1/25  150,000 151
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 130
NiSource, 3.49%, 5/15/27  55,000 52
NiSource, 5.25%, 3/30/28  45,000 45
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 85,000 76
NRG Energy, 4.45%, 6/15/29 (1) 85,000 79
Occidental Petroleum, 6.125%, 1/1/31  225,000 231
Occidental Petroleum, 6.20%, 3/15/40  115,000 116
Occidental Petroleum, 6.375%, 9/1/28  65,000 67
Occidental Petroleum, 6.625%, 9/1/30  310,000 326
Occidental Petroleum, 7.50%, 5/1/31  185,000 204
Occidental Petroleum, 8.875%, 7/15/30  540,000 622
ONEOK, 5.65%, 11/1/28  45,000 46
ONEOK, 5.80%, 11/1/30  130,000 133
ONEOK, 6.05%, 9/1/33  130,000 134
Oracle, 4.90%, 2/6/33  240,000 232
O'Reilly Automotive, 5.75%, 11/20/26  70,000 71
Ovintiv, 5.65%, 5/15/28  95,000 96
Pacific Gas & Electric, 2.10%, 8/1/27  74,000 66
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 168
Pacific Gas & Electric, 4.55%, 7/1/30  245,000 231
Pacific Gas & Electric, 5.80%, 5/15/34  185,000 185
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 80
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 86
Pacific Gas & Electric, 6.75%, 1/15/53  195,000 209
Pacific Gas & Electric, 6.95%, 3/15/34  135,000 146
PacifiCorp, 5.30%, 2/15/31  200,000 197
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 560
Pfizer Investment Enterprises, 4.75%, 5/19/33  150,000 146
Pfizer Investment Enterprises, 5.30%, 5/19/53  145,000 142
Pfizer Investment Enterprises, 5.34%, 5/19/63  220,000 212
Philip Morris International, 5.125%, 2/15/30  150,000 149
Pioneer Natural Resources, 5.10%, 3/29/26  75,000 75

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Financial Services Group, VR, 5.30%, 1/21/28 (11) 70,000 70
PNC Financial Services Group, VR, 6.615%, 10/20/27 (11) 50,000 51
Public Service Enterprise Group, 5.875%, 10/15/28  50,000 51
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 204
Regency Centers, 3.60%, 2/1/27  660,000 630
Revvity, 1.90%, 9/15/28  185,000 160
Revvity, 2.25%, 9/15/31  100,000 81
Revvity, 3.30%, 9/15/29  109,000 98
Reynolds American, 4.45%, 6/12/25  23,000 23
Rogers Communications, 3.20%, 3/15/27  149,000 140
Rogers Communications, 3.80%, 3/15/32  150,000 133
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 4.55%, 3/15/52  720,000 593
Rogers Communications, 5.00%, 2/15/29  350,000 347
Rogers Communications, 5.30%, 2/15/34  305,000 299
Ross Stores, 1.875%, 4/15/31  260,000 211
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 53
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 545,000 511
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 228
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 259
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 35
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 185
Sempra, 3.40%, 2/1/28  50,000 47
Sempra, 3.70%, 4/1/29  75,000 70
Societe Generale, VR, 5.519%, 1/19/28 (1)(11) 490,000 485
Societe Generale, VR, 5.634%, 1/19/30 (1)(11) 240,000 237
Solventum, 5.40%, 3/1/29 (1) 230,000 230
Solventum, 5.60%, 3/23/34 (1) 605,000 601
Solventum, 5.90%, 4/30/54 (1) 245,000 242
Solventum, 6.00%, 5/15/64 (1) 245,000 239
Southern, 5.20%, 6/15/33  355,000 350
Southern, 5.70%, 3/15/34  285,000 291
Southern California Edison, 5.70%, 3/1/53  115,000 114
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 168
Sprint Capital, 6.875%, 11/15/28  305,000 326
Sprint Capital, 8.75%, 3/15/32  215,000 260
Standard Chartered, VR, 3.971%, 3/30/26 (1)(11) 515,000 502
Stanley Black & Decker, 2.75%, 11/15/50  70,000 41
Sutter Health, 5.164%, 8/15/33  75,000 75
T-Mobile USA, 5.75%, 1/15/54  465,000 471
T-Mobile USA, 6.00%, 6/15/54  275,000 290
Targa Resources, 6.15%, 3/1/29  91,000 93
Targa Resources Partners, 5.00%, 1/15/28  45,000 44
Targa Resources Partners, 5.50%, 3/1/30  320,000 317
Targa Resources Partners, 6.875%, 1/15/29  57,000 59

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific, 5.20%, 1/31/34  110,000 112
Toronto-Dominion Bank, 5.523%, 7/17/28  50,000 51
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 100,000 99
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 160,000 160
UBS Group, VR, 5.959%, 1/12/34 (1)(11) 240,000 242
UBS Group, VR, 6.301%, 9/22/34 (1)(11) 200,000 207
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 480,000 499
UBS Group, VR, 9.25% (1)(11)(13) 200,000 213
UnitedHealth Group, 4.50%, 4/15/33  225,000 217
UnitedHealth Group, 5.05%, 4/15/53  365,000 349
UnitedHealth Group, 5.875%, 2/15/53  185,000 199
Utah Acquisition Sub, 3.95%, 6/15/26  616,000 595
Utah Acquisition Sub, 5.25%, 6/15/46  25,000 20
VF, 2.95%, 4/23/30  170,000 140
Viatris, 3.85%, 6/22/40  175,000 130
Viatris, 4.00%, 6/22/50  115,000 78
Vistra Operations, 5.125%, 5/13/25 (1) 96,000 95
Vistra Operations, 6.95%, 10/15/33 (1) 100,000 104
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 385,000 366
Walt Disney, 3.60%, 1/13/51  135,000 102
Warnermedia Holdings, 3.755%, 3/15/27  326,000 309
Wells Fargo, 4.30%, 7/22/27  107,000 104
Wells Fargo, VR, 2.393%, 6/2/28 (11) 670,000 611
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,773,000 1,515
Wells Fargo, VR, 5.198%, 1/23/30 (11) 290,000 288
Western Midstream Operating, 4.50%, 3/1/28  50,000 48
Western Midstream Operating, 6.35%, 1/15/29  45,000 46
Westlake, 1.625%, 7/17/29 (EUR)  300,000 285
Williams, 3.75%, 6/15/27  50,000 48
Xcel Energy, 3.40%, 6/1/30  255,000 227
Total Corporate Bonds (Cost $68,384) 66,169
EQUITY MUTUAL FUNDS 12.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 5,619,280 178,131
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 7,109,842 67,330
T. Rowe Price Real Assets Fund - I Class (4) 12,301,532 165,825
Total Equity Mutual Funds (Cost $414,232) 411,286
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Gaci First Investment, 4.875%, 2/14/35  245,000 232
Gaci First Investment, 5.125%, 2/14/53  420,000 361
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (1) 200,000 197
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 200,000 194

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Petroleos Mexicanos, 6.50%, 3/13/27  620,000 577
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  178,000 201
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  198,000 229
Republic of Chile, 3.625%, 8/1/27  200,000 188
Republic of Chile, 6.30%, 9/8/53 (1) 200,000 194
Republic of Chile, 6.30%, 9/8/53  200,000 194
Republic of Chile, 6.44%, 1/26/36 (1) 200,000 204
Republic of Panama, 7.50%, 3/1/31  200,000 206
Republic of Romania, 5.875%, 1/30/29 (1) 270,000 268
United Mexican States, 5.00%, 5/7/29  240,000 236
United Mexican States, 6.00%, 5/7/36  230,000 229
Total Foreign Government Obligations & Municipalities (Cost
$3,673) 3,710
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 255,483 200
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.592%, 11/15/34 (1) 135,000 21
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 122,690 105
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M TSFR + 1.046%, 6.364%, 4/15/34 (1) 305,000 304
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.458%, 6/15/27 (1) 205,000 206
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.729%, 10/15/36 (1) 150,000 147
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 254,986 199
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 98
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 80
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 106,117 87
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 22,426 21
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  121,939 119
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 437
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.413%, 10/10/29 (1) 170,000 154
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.436%, 2/25/30  27,473 27

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 119,769 111
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, PRIME +
0.00%, 8.50%, 6/15/34 (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 285,000 178
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 8/1/32 (1) 118,916 117
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 75,584 71
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 13,945 12
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 54,105 48
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 10,326 9
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.348%, 6.666%, 12/15/36 (1) 312,000 312
Great Wolf Trust, Series 2019-WOLF, Class B, ARM, 1M TSFR +
1.648%, 6.966%, 12/15/36 (1) 55,000 55
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 5.133%, 7/25/44 (1) 2,530 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50 (1) 155,833 131
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 195,843 153
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 196,256 154
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 86,243 70
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 72
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 42,575 38
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 49,388 44
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.572%, 12/25/50 (1) 156,296 132
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 3,044 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 6,849 7
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.255%, 6/25/50 (1) 157,771 132
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.784%, 8/15/38 (1) 446,309 424

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 96,770 98
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 159,462 126
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 108,631 96
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63 (1) 95,303 97
SCG Mortgage Trust, Series 2023-NASH, Class A, ARM, 1M TSFR
+ 2.391%, 7.708%, 12/15/40 (1) 335,000 337
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  69,190 64
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47 (1) 102,971 93
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 21,466 20
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 4,552 4
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 14,797 14
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 44,494 41
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 3,905 4
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.622%, 8/25/33 (1) 107,307 109
Structured Agency Credit Risk Debt Notes, Series 2023-HQA3,
Class A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43 (1) 318 —
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, ARM,
1M TSFR + 1.114%, 6.435%, 10/25/59 (1) 120,269 121
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 205,952 161
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 96
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 114,108 95
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 344
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 562
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 76
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$8,364) 7,399

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  32,276 3,018
Total Consumer Discretionary 3,018
Total Preferred Stocks (Cost $2,730) 3,018
PRIVATE INVESTMENT COMPANIES 1.9%
Blackstone Partners Offshore Fund (5)(8) 27,065 64,881
Total Private Investment Companies (Cost $42,103) 64,881
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.9%
U.S. Government Agency Obligations 1.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  50,292 47
3.00%, 12/1/42 - 2/1/47  275,173 244
3.50%, 8/1/42 - 3/1/46  451,427 413
4.00%, 10/1/40 - 12/1/41  96,243 91
4.50%, 6/1/39 - 5/1/42  133,613 130
5.00%, 7/1/25 - 8/1/40  38,029 37
5.50%, 1/1/40  81 —
6.00%, 3/1/33 - 8/1/38  38,092 40
6.50%, 9/1/32  1,950 2
7.00%, 6/1/32  383 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  425 —
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  349 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  3,741 4
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  3,162 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  96,664 19
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  43,005 37
2.00%, 8/1/36 - 9/1/52  3,287,313 2,623
2.50%, 7/1/37 - 5/1/52  3,520,096 2,938
3.00%, 5/1/31 - 4/1/52  1,904,817 1,668
3.50%, 6/1/35 - 11/1/50  732,148 668
4.00%, 8/1/37 - 5/1/52  381,465 359
4.50%, 5/1/50 - 11/1/52  763,862 724
5.00%, 5/1/53  56,791 55
5.50%, 8/1/53  548,226 544
6.00%, 9/1/53  128,784 129

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  38,634 34
3.50%, 6/1/42 - 5/1/46  303,617 277
4.00%, 11/1/40  96,043 92
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  645 1
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1,660 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  580 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,246,518 1,058
2.00%, 5/1/36 - 6/1/52  13,383,117 10,807
2.50%, 8/1/30 - 5/1/52  7,900,422 6,639
3.00%, 1/1/27 - 4/1/52  4,669,033 4,112
3.50%, 2/1/35 - 7/1/50  2,200,305 2,013
4.00%, 7/1/35 - 11/1/52  2,504,799 2,338
4.50%, 7/1/39 - 8/1/52  1,733,218 1,665
5.00%, 3/1/25 - 9/1/53  1,368,094 1,339
5.50%, 9/1/34 - 10/1/53  1,122,192 1,116
6.00%, 2/1/33 - 1/1/54  1,917,809 1,942
6.50%, 7/1/32 - 11/1/53  429,987 439
UMBS, TBA (14)
2.50%, 3/1/54  400,000 329
3.50%, 3/1/54  840,000 747
5.00%, 3/1/54  685,000 664
5.50%, 3/1/54  315,000 312
6.00%, 3/1/54  90,000 90
6.50%, 3/1/54  560,000 570
47,361
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  148,996 128
2.00%, 1/20/51 - 3/20/52  3,332,665 2,714
2.50%, 8/20/50 - 3/20/52  3,148,609 2,666
3.00%, 9/15/42 - 6/20/52  2,757,935 2,424
3.50%, 12/20/42 - 7/20/52  1,745,842 1,596
4.00%, 7/20/42 - 10/20/52  1,688,244 1,581
4.50%, 11/20/39 - 4/20/53  1,183,738 1,141
5.00%, 7/20/39 - 6/20/49  486,965 485
5.50%, 1/20/36 - 3/20/49  257,357 262
6.00%, 12/20/38  14,318 15
6.50%, 3/15/26  107 —
8.00%, 10/20/25  11 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  25,859 23
3.50%, 10/20/50  135,000 112

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  22,120 3
4.00%, 2/20/43  12,385 1
Government National Mortgage Assn., TBA (14)
5.00%, 3/20/54  690,000 674
5.50%, 3/20/54  1,135,000 1,127
6.00%, 3/20/54  400,000 402
6.50%, 3/20/54  315,000 319
15,673
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $67,759) 63,034
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.3%
U.S. Treasury Obligations 2.3%
U.S. Treasury Bonds, 3.375%, 8/15/42  6,125,000 5,237
U.S. Treasury Bonds, 3.625%, 2/15/53  4,330,000 3,787
U.S. Treasury Bonds, 3.625%, 5/15/53  294,900 258
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,011
U.S. Treasury Bonds, 4.00%, 11/15/42 (15)(16) 4,305,000 4,019
U.S. Treasury Bonds, 4.125%, 8/15/53  3,955,000 3,789
U.S. Treasury Bonds, 4.375%, 8/15/43  355,000 348
U.S. Treasury Bonds, 4.75%, 11/15/53  3,910,000 4,162
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  9,260,892 8,867
U.S. Treasury Notes, 0.625%, 12/31/27 (15)(16) 2,615,000 2,275
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,715
U.S. Treasury Notes, 3.25%, 6/30/27 (15)(16) 4,905,000 4,733
U.S. Treasury Notes, 3.875%, 11/30/27  1,930,000 1,898
U.S. Treasury Notes, 4.125%, 6/15/26 (16) 6,590,000 6,528
U.S. Treasury Notes, 4.125%, 9/30/27  3,070,000 3,045
U.S. Treasury Notes, 4.50%, 7/15/26  4,600,000 4,596
U.S. Treasury Notes, 4.50%, 11/15/33  2,045,000 2,084
U.S. Treasury Notes, 4.625%, 9/15/26 (16) 10,732,500 10,763
U.S. Treasury Notes, 4.625%, 10/15/26  4,430,000 4,445
75,560
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $76,891) 75,560
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 5.38% (4)(17) 30,395,078 30,395
Total Short-Term Investments (Cost $30,395) 30,395

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (4)(17) 9,381,020 9,381
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 9,381
Total Securities Lending Collateral (Cost $9,381) 9,381
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/22/24 @
$109.50 (5) 166 18,333 65
Total Exchange-Traded Options Purchased (Cost $73) 65
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/8/24 @
3.80%* (5) 1 1,666 46
Barclays Bank
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80%* (5) 1 2,938 81

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.04%* (5) 1 4,020 2
Goldman Sachs
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80%* (5) 1 1,469 41
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.03%* (5) 1 7,825 2
Morgan Stanley
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/8/24 @
3.80%* (5) 1 1,469 40

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80%* (5) 1 2,938 81
Total OTC Options Purchased (Cost $357) 293
Total Options Purchased (Cost $430) 358
Total Investments in Securities 100.5%
(Cost $2,393,971) $ 3,337,992
Other Assets Less Liabilities (0.5)% (15,344)
Net Assets 100.0% $ 3,322,648
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$33,003 and represents 1.0% of net assets.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$7,307 and represents 0.2% of net assets.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Level 3 in fair value hierarchy.
(9) All or a portion of this security is on loan at February 29, 2024.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,234 and represents 0.2% of net assets.
(15) All or a portion of this security is pledged to cover or as collateral for written call options at February 29, 2024.
(16) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PRIME Prime rate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20%* 1 13,377 (76)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20%* 1 12,180 (69)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 23,703 (135)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 11,669 (66)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 23,704 (135)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
4/19/24 @ $77.00 3,835 29,656 (240)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
4/19/24 @ $77.00 6,574 50,837 (362)
Morgan Stanley
S&P 500 Index, Call,
4/19/24 @ $5,125.00 395 201,303 (3,184)
Total Options Written (Premiums $(3,949)) $ (4,267)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 6,360 97 166 (69)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 265 5 8 (3)
Total Bilateral Credit Default Swaps, Protection
Bought 174 (72)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 48 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 174 (72)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 290 (1) (1) —
Protection Sold (Relevant Credit: Markit
CDX.EM.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 2,373 37 34 3
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 1,676 124 2 122

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 18,339 415 355 60
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (EUR) 2,775 (16) (13) (3)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 3,347 29 5 24
Total Centrally Cleared Credit Default Swaps,
Protection Sold 206
Total Centrally Cleared Swaps 206
Net payments (receipts) of variation margin to date (188)
Variation margin receivable (payable) on centrally cleared swaps $ 18
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $21.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 3/4/24 AUD 1,195 JPY 115,669 $ 5
Citibank 3/4/24 AUD 1,835 JPY 177,545 8
Citibank 3/4/24 JPY 524,380 AUD 5,501 (76)
Deutsche Bank 5/24/24 USD 236 EUR 218 (1)
Goldman Sachs 3/4/24 AUD 1,195 JPY 115,594 5
JPMorgan Chase 3/4/24 AUD 1,195 JPY 115,572 6
JPMorgan Chase 5/24/24 USD 147 EUR 135 1
State Street 3/4/24 AUD 80 USD 52 —
State Street 5/24/24 USD 98 EUR 90 —
State Street 5/24/24 USD 955 EUR 883 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (55)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 31 Euro BUND contracts 3/24 (4,444) $ 28
Short, 133 MSCI EAFE Index contracts 3/24 (15,215) (795)
Long, 193 S&P 500 E-Mini Index contracts 3/24 49,251 405
Long, 155 U.S. Treasury Notes five year contracts 6/24 16,570 3
Short, 93 U.S. Treasury Notes ten year contracts 6/24 (10,271) (8)
Short, 140 U.S. Treasury Notes two year contracts 6/24 (28,665) (6)
Long, 50 Ultra U.S. Treasury Bonds contracts 6/24 6,394 42
Short, 66 Ultra U.S. Treasury Notes ten year contracts 6/24 (7,535) (6)
Net payments (receipts) of variation margin to date 561
Variation margin receivable (payable) on open futures contracts $ 224

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 0.58%  $ — $ (1) $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.25%  (363) 2,626 1,649
T. Rowe Price Institutional Emerging Markets
Equity Fund  (866) (67) 3,240
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.58%  (194) 657 1,046
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.24%  (178) 1,883 2,006
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.19%  (55) 2,289 1,419
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 0.58%  — (2) 19
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (1,210) 1,370 4,103
T. Rowe Price Real Assets Fund - I Class  — 5,489 3,078
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.44%  — (5,757) 1,900
T. Rowe Price Government Reserve Fund, 5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 2,605
Totals $ (2,866)# $ 8,487 $ 21,065+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
0.58%  $ 6 $ 1 $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.25%  37,222 1,648 1,363 40,133
T. Rowe Price Institutional
Emerging Markets Equity Fund  172,824 8,240 2,866 178,131
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.58%  17,585 1,045 3,934 15,353
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.24%  38,290 2,005 1,178 41,000
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.19%  63,900 2,119 305 68,003
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 0.58%  87 7,629 — 7,714
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  73,067 4,103 11,210 67,330
T. Rowe Price Real Assets Fund
- I Class  113,343 46,993 — 165,825
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.44%  71,408 3,399 — 69,050
T. Rowe Price Government
Reserve Fund, 5.39% 394  ¤  ¤ 9,381
T. Rowe Price Treasury Reserve
Fund, 5.38% 74,736  ¤  ¤ 30,395
Total $ 692,321^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21,065 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $748,807.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 231,066 $ — $ 231,066
Bond Mutual Funds 241,259 — — 241,259
Common Stocks 1,808,603 530,461 1,893 2,340,957
Convertible Preferred Stocks — — 5,391 5,391
Equity Mutual Funds 411,286 — — 411,286
Preferred Stocks — 3,018 — 3,018
Private Investment Companies — — 64,881 64,881
Short-Term Investments 30,395 — — 30,395
Securities Lending Collateral 9,381 — — 9,381
Options Purchased 65 293 — 358
Total Securities 2,500,989 764,838 72,165 3,337,992
Swaps* — 311 — 311
Forward Currency Exchange
Contracts — 25 — 25
Futures Contracts* 478 — — 478
Total $ 2,501,467 $ 765,174 $ 72,165 $ 3,338,806
Liabilities
Options Written $ — $ 4,267 $ — $ 4,267
Swaps* — 3 — 3
Forward Currency Exchange
Contracts — 80 — 80
Futures Contracts* 815 — — 815
Total $ 815 $ 4,350 $ — $ 5,165

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 29, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 29, 2024, totaled $3,813,000 for the period ended
February 29, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/29/24
Investment in Securities
Common Stocks $ 3,405 $ (49) $ 591 $ (2,054) $ 1,893
Convertible Bonds 16 (16) — — —
Convertible Preferred Stocks 7,902 (1,676) 88 (923) 5,391
Private Investment Companies 60,217 4,664 — — 64,881
Total $ 71,540 $ 2,923 $ 679 $ (2,977) $ 72,165

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F103-054Q3 02/24